ACCOUNTS RECEIVABLE AND FINANCING RECEIVABLES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2020		Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 35,975			$ 77,210
Financing receivables	41,911			66,858
Less: Allowance for credit losses	(6,700)	[1]		(12,255)	$ (7,511)	$ (384)
Total	71,186			$ 131,813
Financing receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	$ (6,395)
Total			$ 2,531

[1]	The allowance for credit losses related to financing receivables was US$6,395.